Company organization and operations	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company organization and operations
1. Company organization and operations:

Westport Fuel Systems Inc. (the “Company”) was incorporated under the Business Corporations Act (Alberta) on March 20, 1995. The Company is a global company focused on engineering, manufacturing, and supplying alternative fuel systems and components for transportation applications. The Company’s diverse product offerings sold under a wide range of established global brands enable the use of a number of alternative fuels in the transportation sector that provide environmental and/or economic advantages as compared to diesel, gasoline, batteries or fuel cell powered vehicles. The Company's fuel systems and associated components control the pressure and flow of alternative fuels, including liquid petroleum gas ("LPG"), compressed natural gas ("CNG"), liquified natural gas ("LNG"), renewable natural gas ("RNG") or biomethane, and hydrogen. The Company supplies its products in more than 70 countries through a network of distributors, service providers for the aftermarket and directly to original equipment manufacturers (“OEMs”) and Tier 1 and Tier 2 OEM suppliers. The Company’s products and services are available for passenger car and light-, medium- and heavy-duty truck and off-road applications.